   As filed with the Securities and Exchange Commission on November 17, 1995
                      Registration No. 33-54126; 811-7332

   =========================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
                        Post-Effective Amendment No. 10                     [X]
                                      AND
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]

                               Amendment No. 14                             [X]

                        (Check appropriate box or boxes)

                                STAGECOACH INC.

               (Exact Name of Registrant as specified in Charter)
                               111 Center Street
                          Little Rock, Arkansas  72201
          (Address of Principal Executive Offices, including Zip Code)

      Registrant's Telephone Number, including Area code:  (800) 643-9691

                             Richard H. Blank, Jr.
                               c/o Stephens Inc.
                               111 Center Street
                          Little Rock, Arkansas  72201
                    (Name and Address of Agent for Service)

                                With a copy to:
                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                              Morrison & Foerster
                         2000 Pennsylvania Avenue, N.W.
                            Washington, D.C.  20006

It is proposed that this filling will become effective (check appropriate box):

[X]  Immediately upon filing pursuant       [ ]  on _________, pursuant
     to Rule 485(b), or                          to Rule 485(b) , or

[ ]  60 days after filing pursuant          [ ]  on _________, pursuant
     to Rule 485(a), or                          to Rule 485(a).

[ ]  75 days after filing pursuant          [ ]  on (date) pursuant to
     paragraph (a) (2)                           paragraph (a) (2) of Rule 485

If appropriate, check the following box:

[ ] this post effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal period ended February 28, 1995 on April 27, 1995.

This Post-Effective Amendment to the Registrant's Registration Statement has been executed by Master Investment Portfolio (a registered investment company with separate series in which certain of the Registrant's series invest substantially all of their assets) and its trustees and principal officers.

     CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933(1)

   Title of Securities Being        Amount Being          Proposed Maximum         Proposed Maximum         Amount of Fee
          Registered                Registered(2)        Offering Price Per       Aggregate Offering
                                                               Unit(2)                  Price(3)
-----------------------------------------------------------------------------------------------------------------------------
 Asset Allocation Fund                       4,183,406                   $11.45              $47,899,999             $ 9,580
-----------------------------------------------------------------------------------------------------------------------------
 Bond Index Fund                             3,265,097                     9.77               31,899,998               6,380
-----------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund                             325,733                    15.35                5,000,002               1,000
-----------------------------------------------------------------------------------------------------------------------------
 Money Market Fund                          26,300,000                     1.00               26,300,000               5,260
-----------------------------------------------------------------------------------------------------------------------------
 Short-Intermediate Term Fund                3,530,032                     9.49               33,500,004               6,700
-----------------------------------------------------------------------------------------------------------------------------
 S&P 500 Stock Fund                         19,059,181                    13.18              251,200,005              50,240
-----------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury                                 541,401                     9.42                5,099,997               1,020
 Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------
Total Fee                                          N/A                      N/A                      N/A             $80,180
-----------------------------------------------------------------------------------------------------------------------------





__________________________________

(1) The Registrant also has registered an indefinite number of shares of its Common Stock, $0.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940, and will file the Rule 24f-2 Notice relating to such shares for the fiscal year ending February 29, 1996 with the Securities and Exchange Commission on or about April 26, 1996.

(2) Estimated on the basis of the share prices in effect on November 15, 1995 solely for the purpose of calculating the registration fee.

(3) The respective maximum aggregate offering prices for shares of common stock of the Asset Allocation Fund, Bond Index Fund, Growth and Income Fund, Growth Stock Fund, Money Market Fund, Short-Intermediate Term Fund, S&P 500 Stock Fund and U.S. Treasury Allocation Fund are calculated pursuant to Rule 24e-2 under the Investment Company Act of 1940.

                             CONTENTS OF AMENDMENT


         This Post-Effective Amendment No. 10 and Amendment No. 14 to the Registration Statement of Stagecoach Inc. is comprised of the following papers and documents:

         1. The facing sheet to register a definite number of shares of beneficial interest;

         2.  Signatures pages; and

         3. Exhibit 99.B10, the opinion and consent of Morrison & Foerster, counsel to the Registrant, as to the legality of the shares being registered.

         With the exception of the items listed above, this Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 14 under the Investment Company Act of 1940 incorporates by reference all materials filed as part of Post-Effective Amendment No. 9 and Amendment No. 13 to Form N-1A for Stagecoach Inc., File Nos. 33-54126 and 811-7332.

         The sole purpose of this Post-Effective Amendment No. 10 and Amendment No. 14 is to register a definite number of additional shares of beneficial interest of Stagecoach Inc., pursuant to Rule 24e-2(a) under the Investment Company Act of 1940.

                                     PART C

                               OTHER INFORMATION


Item 24.      Financial Statements and Exhibits

      (b)     Exhibits

              (Ex 99.B10)     Opinion and consent of Morrison & Foerster

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 17th day of November, 1995.


                          STAGECOACH INC.

                          By  /s/Richard H. Blank, Jr.
                              ------------------------
                                (Richard H. Blank, Jr.)
                                Secretary and Treasurer
                                (Principal Financial Officer)

           Pursuant to the requirements of the Securities Act of 1933, this Post Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                                 Title
     ---------                                 -----
     /s/R. Greg Feltus                         Director, Chairman and President
     -----------------                         (Principal Executive Officer)
     (R. Greg Feltus)

     /s/Richard H. Blank, Jr.                  Secretary and Treasurer
     ------------------------                  (Principal Financial Officer)
     (Richard H. Blank, Jr.)

     /s/Jack S. Euphrat                        Director
     ------------------
     (Jack S. Euphrat)

     /s/Thomas S. Goho                         Director
     -----------------
     (Thomas S. Goho)

     /s/Zoe Ann Hines                          Director
     ----------------
     (Zoe Ann Hines)

     /s/W. Rodney Hughes                       Director
     -------------------
     (W. Rodney Hughes)

     /s/Robert M. Joses                        Director
     ------------------
     (Robert M. Joses)

     /s/J. Tucker Morse                        Director
     ------------------
     (J. Tucker Morse)

November 17, 1995

*By /s/Richard H. Blank, Jr.
    ------------------------
      (Richard H. Blank, Jr.)
      As Attorney-in-Fact

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 17th day of November, 1995.


                         MASTER INVESTMENT PORTFOLIO

                          By  /s/Richard H. Blank, Jr.
                              ----------------------------
                                (Richard H. Blank, Jr.)
                                Secretary and Treasurer
                                (Principal Financial Officer)

           Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

     Signature                                 Title
     ---------                                 -----

     /s/R. Greg Feltus                         Chairman, President (Principal
     -----------------                         Executive Officer) and Trustee
     (R. Greg Feltus)

     /s/Richard H. Blank, Jr.                  Secretary and Treasurer
     ------------------------                  (Principal Financial Officer)
     (Richard H. Blank, Jr.)

     /s/ Jack S. Euphrat                       Trustee
     -------------------
     (Jack S. Euphrat)

     /s/Thomas S. Goho                         Trustee
     -----------------
     (Thomas S. Goho)

     /s/Zoe Ann Hines                          Trustee
     ----------------
     (Zoe Ann Hines)

     /s/W. Rodney Hughes                       Trustee
     -------------------
     (W. Rodney Hughes)

     /s/Robert M. Joses                        Trustee
     ------------------
     (Robert M. Joses)

     /s/J. Tucker Morse                        Trustee
     ------------------
     (J. Tucker Morse)

November 17, 1995

*By /s/Richard H. Blank, Jr.
    ------------------------
      (Richard H. Blank, Jr.)
      As Attorney-in-Fact

                                EXHIBIT INDEX



EXHIBIT NO.                       DESCRIPTION


Ex 99.B10     Opinion and consent of Morrison & Foerster